Acquisitions, Discontinued Operations and Dispositions - GenOn Settlement and Plan Confirmation (Details) - USD ($) $ in Millions			1 Months Ended
	Jul. 16, 2018	Apr. 27, 2018	Dec. 31, 2017	Dec. 14, 2018
GenOn Mid-Atlantic | Restructuring Support Agreement | Letter of Credit | Intercompany Credit Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Letters of credit facility		$ 38
Services Agreement | GenOn | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Collateral posted	$ 15
GenOn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement consideration	261
Deduction for GenOn tax losses				$ 9,500
Professional fees		$ 6
GenOn | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement payment	125
GenOn | Services Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Credit applied			$ 28
GenOn | Services Agreement | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Credit applied	28
Remaining payments and other balances due under settlement agreement	10
GenOn | Revolving Credit Facility Borrowings | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intercompany secured revolving credit facility and accrued interest and fees	151
GenOn | Accrued Interest On Borrowings | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intercompany secured revolving credit facility and accrued interest and fees	12
GenOn | Reduction Of Settlement Payment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining payments and other balances due under settlement agreement	4
GenOn | Assignment Of Historical Claims Against REMA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining payments and other balances due under settlement agreement	8
GenOn | Other | Restructuring Support Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining payments and other balances due under settlement agreement	$ 2